Schedule of Investments (unaudited)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$375	$391,006
5.00%, 09/01/22	100	105,346
5.00%, 09/01/23 (PR 03/01/23)	150	157,966
Series A, 5.00%, 09/01/22	250	263,364
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/22	90	92,205
Series B, 5.00%, 01/01/22	570	581,613
Series B, 5.00%, 05/01/22	410	425,091
City of Huntsville AL GOL, Series C, 5.00%, 11/01/22	170	180,377
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	190,987
State of Alabama GO, Series A, 5.00%, 08/01/22	790	828,895
		3,216,850
Alaska — 0.1%
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	255	268,546
Arizona — 3.2%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/22	140	145,622
Series B, 5.00%, 06/01/22	75	78,011
Series C, 5.00%, 06/01/22	140	145,442
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/22	745	777,996
Series A, 5.00%, 07/01/27 (PR 07/01/22)	415	433,475
Series A, 5.00%, 07/01/34 (PR 07/01/23)	1,100	1,149,488
Arizona State University RB
Series A, 5.00%, 07/01/22	265	276,912
Series B, 5.00%, 07/01/22	100	104,495
Arizona Transportation Board RB, 5.00%, 07/01/22	540	564,121
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	435	459,781
Series A, 5.00%, 10/01/22 (ETM)	125	131,925
City of Chandler AZ GOL, 4.00%, 07/01/22	120	124,324
City of Chandler AZ RB, 5.00%, 07/01/22	140	146,266
City of Mesa AZ RB, 5.00%, 07/01/22	250	261,261
City of Phoenix AZ GO, 4.00%, 07/01/22	200	207,206
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/22	525	543,916
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	1,065	1,113,073
5.50%, 07/01/22 (NPFGC)	200	209,938
Series A, 5.00%, 07/01/22	265	276,962
Series B, 5.00%, 07/01/22	760	794,305
City of Scottsdale AZ GO, Series B, 5.00%, 07/01/22	215	224,725
City of Tempe AZ GOL
Series B, 4.50%, 07/01/22	55	57,222
Series C, 4.00%, 07/01/22	105	108,763
City of Tucson AZ Water System Revenue RB 5.00%, 07/01/22	140	146,306
Series A, 5.00%, 07/01/22	45	47,027
County of Pima AZ GOL, 4.00%, 07/01/22	145	150,224
County of Pima AZ RB, 5.00%, 07/01/22	300	313,541
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/22	155	161,982
Maricopa County Community College District GO, 5.00%, 07/01/22	445	465,128
Maricopa County High School District No. 210-Phoenix GO, Series E, 5.00%, 07/01/22	50	52,257
Security	Par (000)	Value

Arizona (continued)
Maricopa County High School District No. 210-Phoenix GOL, 5.00%, 07/01/22	$540	$564,375
Pima County Regional Transportation Authority RB, 5.00%, 06/01/22	100	104,067
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	225	229,593
Series A, 5.00%, 01/01/22	110	112,227
Series A, 5.00%, 12/01/22	200	213,160
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/22	330	344,896
State of Arizona COP, 5.00%, 09/01/22	665	700,028
University of Arizona (The) RB
5.00%, 06/01/22	255	265,414
Series A, 5.00%, 06/01/22	100	104,084
		12,309,538
Arkansas — 0.3%
State of Arkansas GO
3.00%, 10/01/22	275	284,285
5.00%, 04/01/22	140	144,549
5.00%, 10/01/22	640	676,460
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	143,293
		1,248,587
California — 9.5%
Acalanes Union High School District GO, 5.00%, 08/01/22	210	220,361
Alameda Corridor Transportation Authority RB, Series A, 5.00%, 10/01/22	185	195,093
Alameda County Transportation Commission RB, 4.00%, 03/01/22	100	102,292
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	260	259,439
Benicia Unified School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	25	24,944
Berkeley Unified School District/CA GO, 5.00%, 08/01/22	375	393,502
Beverly Hills Unified School District CA GO, 0.00%, 08/01/22(a)	60	59,942
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	89,566
California Health Facilities Financing Authority RB
Series A, 5.00%, 03/01/22	160	164,524
Series A, 5.00%, 10/01/22	165	174,440
Series C, VRDN,5.00%, 08/01/31 (Put 11/01/22)(b)(c)	355	376,531
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	104,231
Series A, 5.00%, 10/01/22	320	338,384
California State Public Works Board RB
Series A, 4.00%, 04/01/22	20	20,518
Series A, 5.00%, 04/01/22	130	134,226
Series A, 5.00%, 06/01/22	300	312,252
Series B, 5.00%, 10/01/22	430	454,600
Series C, 5.00%, 11/01/22	135	143,275
Series D, 5.00%, 09/01/22	560	589,748
Series D, 5.00%, 09/01/37 (PR 09/01/23)	200	210,666
Series F, 5.00%, 05/01/22	260	269,550
Series G, 5.00%, 05/01/22	125	129,591
Series G, 5.00%, 11/01/22	95	100,823
Series H, 5.00%, 12/01/22	385	410,173
California State University RB
Series A, 3.00%, 11/01/22	200	207,362
Series A, 5.00%, 11/01/22	560	594,546

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 11/01/22 (AGM)	$30	$31,851
Serise A, 5.00%, 11/01/22	250	265,422
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	51,865
Series A, 5.00%, 05/15/22	100	103,731
Carlsbad Unified School District GO, 0.00%, 05/01/22 (NPFGC)(a)	100	99,856
Chabot-Las Positas Community College District GO, 5.00%, 08/01/22	225	236,078
City & County of San Francisco CA COP, Series R-1, 5.00%, 09/01/22	75	78,992
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22	165	172,085
City of Foster City CA GO, 4.00%, 08/01/22	150	155,909
City of Los Angeles CA Wastewater System Revenue RB
Series B, 4.00%, 06/01/22	435	449,202
Series C, 5.00%, 06/01/22	60	62,455
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/22	50	51,936
Series C, 5.00%, 05/15/22	80	83,098
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/22	220	230,832
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	84,277
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	50	52,462
5.00%, 11/01/22	295	313,198
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/22	135	141,094
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/22	75	77,139
Contra Costa Water District RB, Series T, 4.00%, 10/01/22	400	418,387
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/22 (AGM)(a)	100	99,784
County of Los Angeles CA COP, 5.00%, 09/01/22	130	136,615
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	41,974
Desert Community College District GO, 4.00%, 08/01/22	100	103,940
Dublin Unified School District GO, 5.00%, 08/01/22	200	209,868
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/22	100	104,101
East Bay Regional Park District GO, Serise A, 4.00%, 09/01/22	100	104,268
East Side Union High School District GO, 5.00%, 08/01/22	140	146,907
El Camino Community College District Foundation (The) GO, 5.00%, 08/01/22	150	157,385
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	59,912
Evergreen School District GO, 5.00%, 09/01/22	100	105,346
Foothill-De Anza Community College District GO, 5.00%, 08/01/22	70	73,454
Fullerton School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	80	79,804
Healdsburg Unified School District GO, Series A, 0.00%, 08/01/22(a)	80	79,843
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)(a)	55	54,883
Series D, 0.00%, 09/01/22 (NPFGC)(a)	100	99,829
Los Altos Elementary School District GO, 4.00%, 08/01/22	25	25,985
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	130	136,387
Series G, 4.00%, 08/01/22	100	103,919
Security	Par (000)	Value

California (continued)
Series G, 5.00%, 08/01/22	$125	$131,141
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/22	50	52,055
Series A, 5.00%, 07/01/22	825	862,316
Series B, 5.00%, 07/01/22	155	162,011
Serise A, 5.00%, 07/01/22	125	130,654
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	50	53,283
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	26,534
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/22	90	93,243
Series A, 5.00%, 07/01/22	650	679,340
Series B, 5.00%, 07/01/22	220	229,930
Series C, 4.00%, 07/01/22	45	46,621
Los Angeles Unified School District/CA GO
5.00%, 07/01/22	460	480,764
Series A, 5.00%, 07/01/22	975	1,019,010
Series B, 5.00%, 07/01/22	455	475,538
Series B-1, 5.00%, 07/01/22	285	297,864
Series C, 5.00%, 07/01/22	205	214,253
Serise A, 5.00%, 07/01/22	80	83,611
Manhattan Beach Unified School District GO, Series B, 0.00%, 09/01/22 (NPFGC)(a)	25	24,952
Metropolitan Water District of Southern California RB, Serise B, 5.00%, 07/01/22	350	365,831
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/22	155	162,645
Monterey Peninsula Community College District GO, 0.00%, 08/01/22(a)	110	109,828
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/22	50	52,666
Mount Diablo Unified School District/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	160	159,639
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	185	196,412
New Haven Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	50	49,828
Novato Unified School District/CA GO, 4.00%, 02/01/22	80	81,569
Orange County Water District RB, Series C, 5.00%, 08/15/22	100	105,126
Oxnard Financing Authority RB, 5.00%, 06/01/22	20	20,803
Poway Redevelopment Agency Successor Agency TA, Series A, 5.00%, 06/15/22	25	26,044
Poway Unified School District GO, 5.00%, 08/01/22	15	15,737
Redwood City Elementary School District/CA GO, 0.00%, 08/01/22 (NPFGC)(a)	40	39,803
Sacramento County Sanitation Districts Financing Authority RB
Series A, 5.00%, 12/01/22	200	213,132
Series A, 5.25%, 12/01/22 (NPFGC)	145	155,002
Sacramento Municipal Utility District RB
5.00%, 07/01/22	60	62,714
Series D, 5.00%, 08/15/22	50	52,552
Series F, 5.00%, 08/15/22	250	262,761
San Diego County Water Authority Financing Corp. RB, 5.00%, 05/01/22	340	352,567
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/22	260	275,468
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	480	479,632

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D-1, 5.50%, 07/01/22 (NPFGC)	$200	$209,920
Series D-2, 5.00%, 07/01/22	435	454,594
Series H-2, 5.00%, 07/01/22	175	182,883
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/22	75	78,392
San Francisco City & County Airport Commission San Francisco International Airport RB
Series A, 5.00%, 05/01/22	125	129,624
Series D, 5.00%, 05/01/22	250	259,248
San Joaquin Delta Community College District GO, Series A, 5.00%, 08/01/22	115	120,674
San Jose Evergreen Community College District GO, Serise B, 4.00%, 09/01/22	100	104,268
San Jose Financing Authority RB, Series A, 5.00%, 06/01/22	50	52,031
San Juan Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	125	124,817
San Mateo County Community College District GO
4.00%, 09/01/22	30	31,281
Series A, 0.00%, 09/01/22 (NPFGC)(a)	175	174,777
San Rafael City High School District/CA GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	100	99,804
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(a)	75	74,749
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/22	110	114,334
5.00%, 08/01/22	110	115,427
Santa Ana Unified School District GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	40	39,858
Santa Clara County Financing Authority RB, Series A, 5.00%, 11/15/22	415	441,286
Santa Clara Valley Water District COP, Series C, 5.00%, 06/01/22	125	130,094
Santa Monica Community College District GO
Series A, 5.00%, 08/01/22	100	104,934
Series E, 0.00%, 08/01/22(a)	50	49,902
Santa Monica-Malibu Unified School District, Series E, 4.00%, 08/01/22	150	155,909
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/22 (NPFGC)(a)	55	54,925
Saratoga Union School District GO, Series A, 0.00%, 09/01/22 (NPFGC)(a)	170	169,637
Sierra Joint Community College District School Facilities District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	50	49,848
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	120,674
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/22	115	120,191
State of California Department of Water Resources Power Supply Revenue RB
Series O, 4.00%, 05/01/22	135	138,989
Series O, 5.00%, 05/01/22	525	544,421
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	290	309,042
Series AR, 5.00%, 12/01/22	65	69,268
Series AS, 5.00%, 12/01/22	75	79,925
Series AW, 5.00%, 12/01/22	105	111,894
Series AX, 5.00%, 12/01/22	100	106,566
State of California GO
3.00%, 10/01/22	140	144,777
4.00%, 02/01/22	70	71,369
4.00%, 09/01/22	95	99,044
Security	Par (000)	Value

California (continued)
4.00%, 10/01/22	$125	$130,716
5.00%, 02/01/22	755	773,500
5.00%, 03/01/22	70	72,004
5.00%, 04/01/22	850	877,850
5.00%, 05/01/22	435	451,045
5.00%, 08/01/22	300	314,770
5.00%, 09/01/22	2,950	3,107,368
5.00%, 10/01/22	935	988,606
5.00%, 11/01/22	310	329,044
5.00%, 12/01/22	220	234,415
5.25%, 09/01/22	115	121,444
5.25%, 10/01/22	590	625,537
Series A, 5.00%, 09/01/22	285	300,203
Series A, 5.00%, 10/01/22	100	105,733
Series B, 5.00%, 08/01/22	480	503,633
Series B, 5.00%, 09/01/22	1,200	1,264,014
Torrance Unified School District GO, 5.00%, 08/01/22	40	41,974
University of California RB
Series AO, 4.00%, 05/15/22	20	20,621
Series AO, 5.00%, 05/15/22	245	254,528
Series AR, 4.00%, 05/15/22	75	77,329
Series G, 5.00%, 05/15/22	140	145,411
Ventura County Community College District GO, Series C, 0.00%, 08/01/22(a)	250	249,287
West Valley-Mission Community College District GO, Series A, 4.00%, 08/01/22	175	181,894
William S Hart Union High School District GO, Series B, 0.00%, 09/01/22 (AGM)(a)	25	24,947
		36,102,780
Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series A, 5.00%, 03/01/22	210	216,004
Series B, 5.00%, 03/01/22	250	257,148
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	325	345,585
City & County of Denver CO GO, 0.00%, 01/29/22(a)	20	19,988
City & County of Denver CO RB, Series A, 5.00%, 08/01/22	120	125,772
City & County of Denver Co. GO, Series A, 5.00%, 08/01/22	100	104,913
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	190	201,984
Denver City & County School District No. 1 GO
Series B, 4.00%, 12/01/22 (SAW)	275	289,445
Series B, 4.00%, 12/01/28 (PR 12/01/23) (SAW)	1,100	1,157,362
Series B, 5.00%, 12/01/25 (PR 12/01/23) (SAW)	225	239,719
Series B, 5.00%, 12/01/26 (PR 12/01/23) (SAW)	480	511,400
Series B, 5.00%, 12/01/31 (PR 12/01/23) (SAW)	465	495,419
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	90	89,711
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	75	79,935
University of Colorado RB
Serise A-1, 4.00%, 06/01/22	120	123,928
Serise A-1, 4.00%, 06/01/22 (ETM)	100	103,175
Serise B, 5.00%, 06/01/22	175	182,177
Serise B, 5.00%, 06/01/22 (ETM)	5	5,200
		4,548,865
Connecticut — 1.7%
City of Stamford CT GO, Series B, 5.00%, 07/01/22	195	203,728

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority RB
Series A-1, VRDN,5.00%, 07/01/42 (Put 07/01/22)(b)(c)	$645	$674,114
Series A-2, VRDN,5.00%, 07/01/42 (Put 07/01/22)(b)(c)	350	365,798
Series E, 5.00%, 07/01/22	150	156,728
State of Connecticut GO
Series A, 4.00%, 03/01/22	50	51,143
Series A, 5.00%, 10/15/22	570	603,840
Series C, 5.00%, 06/01/22	130	135,331
Series C, 5.00%, 06/15/22	90	93,864
Series D, 5.00%, 06/15/22	20	20,859
Series D, 5.00%, 08/15/22	240	252,277
Series E, 5.00%, 08/15/22	175	183,952
Series E, 5.00%, 10/15/22	670	709,777
Series F, 4.00%, 11/15/22	675	709,186
Series F, 5.00%, 11/15/22	130	138,251
Serise F, 5.00%, 09/15/22	300	316,579
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/22	290	295,908
Series A, 5.00%, 08/01/22	130	136,401
Series A, 5.00%, 09/01/22	465	489,806
Series A, 5.00%, 10/01/22	210	222,065
Series B, 5.00%, 08/01/22	135	141,647
Series S, 5.00%, 01/01/22	170	173,463
University of Connecticut RB
Series A, 5.00%, 02/15/22	105	107,758
Series A, 5.00%, 08/15/22	125	131,354
		6,313,829
Delaware — 0.8%
City of Wilmington DE GO, 4.00%, 06/01/22	115	118,764
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/22	170	173,392
Delaware Transportation Authority RB
5.00%, 06/01/22	345	359,119
5.00%, 07/01/22	865	904,127
State of Delaware GO
Series A, 5.00%, 10/01/22	300	317,272
Series B, 5.00%, 07/01/22	275	287,439
Series C, 5.00%, 03/01/22	785	807,524
University of Delaware RB, Series A, 5.00%, 11/01/22	105	111,438
		3,079,075
District of Columbia — 1.1%
District of Columbia GO
Series A, 5.00%, 06/01/22	1,025	1,067,122
Series B, 5.00%, 06/01/22	100	104,109
Series D, 5.00%, 06/01/22	125	130,137
Series E, 5.00%, 06/01/22	155	161,370
District of Columbia RB
5.00%, 07/15/22	75	78,448
Series A, 4.00%, 12/01/22	195	205,216
Series A, 5.00%, 12/01/22	515	548,815
Series C, 4.00%, 12/01/22	150	157,859
Series C, 5.00%, 10/01/22	125	132,182
Series C, 5.00%, 12/01/22	210	223,789
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22	175	185,054
Series C, 5.00%, 10/01/22	415	438,843
Metropolitan Washington Airports Authority Aviation Revenue RB, Series C, 5.00%, 10/01/22	505	533,769
Security	Par (000)	Value

District of Columbia (continued)
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/22	$125	$130,572
		4,097,285
Florida — 4.7%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/22	50	52,229
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/22	405	428,220
Central Florida Expressway Authority RB, Series B, 4.00%, 07/01/22	55	56,930
City of Jacksonville FL RB
5.00%, 10/01/22	330	348,959
Series A, 4.00%, 10/01/22	50	52,292
Series A, 5.00%, 10/01/22	100	105,745
Series C, 5.00%, 10/01/22	100	105,745
City of Tallahassee FL Energy System Revenue RB, 5.00%, 10/01/22	70	73,996
City of Tampa FL RB
5.00%, 10/01/22	230	243,047
Series A, 5.00%, 10/01/22	140	147,942
Series B, 5.00%, 10/01/22	75	79,255
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22	245	259,017
Series P-2, 5.00%, 10/01/22	170	179,726
Series Q-1, 5.00%, 10/01/22	50	52,861
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	169,683
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/22 (AGM)	100	105,263
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/22	575	607,618
County of Miami-Dade FL GO, 5.00%, 07/01/22	140	146,293
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	135	142,626
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/22	300	312,976
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	235	248,445
Series A, 4.38%, 10/01/22 (AGM)	100	104,996
Series B, 5.25%, 10/01/22 (AGM)	525	556,559
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/22	195	198,956
County of Palm Beach FL RB
5.00%, 05/01/22	60	62,199
5.00%, 06/01/22	100	104,075
5.00%, 11/01/22	45	47,764
Series A, 5.00%, 11/01/22	50	53,071
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%, 10/01/22	30	31,368
County of Pasco FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/22	80	84,538
County of Sarasota FL RB, 5.00%, 10/01/22	55	58,153
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/22	1,075	1,123,524
Serise A, 5.00%, 07/01/22	150	156,771
Florida Department of Management Services COP, Series A, 5.00%, 08/01/22	295	309,433
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/22	325	343,044
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/22	250	259,106

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/22	$715	$747,341
Series B, 5.00%, 07/01/22	540	564,426
Series C, 5.00%, 07/01/22	200	209,047
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	240,992
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	84,529
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	140	147,924
Miami-Dade County Educational Facilities Authority Revenue RB, Series B, 5.25%, 04/01/22 (AMBAC)	65	67,122
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/22	80	83,460
Series B, 5.00%, 07/01/22	265	276,462
Orange County School Board COP, Series D, 5.00%, 08/01/22	290	304,099
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	340	359,575
Series C, 4.00%, 10/01/22	175	183,044
Series C, 5.00%, 10/01/22	255	269,681
Series C, 5.25%, 10/01/22	130	137,862
Orlando-Orange County Convention Center RB, 5.00%, 10/01/22	270	285,154
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	275	287,257
Series B, 5.00%, 07/01/22	220	229,806
Series B, 5.00%, 07/01/22 (AGM)	185	193,333
Palm Beach County School District COP
Series B, 5.00%, 08/01/22	250	262,206
Series D, 5.00%, 08/01/22	375	393,308
Reedy Creek Improvement District GOL
5.00%, 06/01/22	120	124,860
Series A, 5.00%, 06/01/22	65	67,632
Series B, 4.00%, 06/01/22	160	165,156
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/22	315	326,595
Series D, 5.00%, 02/01/22	65	66,593
Series D, 5.00%, 11/01/22	160	169,849
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/22	130	133,940
School District of Broward County/FL COP
Series A, 5.00%, 07/01/22	425	444,143
Series B, 5.00%, 07/01/22	20	20,901
Series C, 5.00%, 07/01/22	250	261,261
State of Florida Department of Transportation RB, 5.00%, 07/01/22	75	78,392
State of Florida GO
Series A, 5.00%, 06/01/22	640	666,246
Series A, 5.00%, 07/01/22	95	99,261
Series B, 5.00%, 06/01/22	490	510,095
Series C, 5.00%, 06/01/22	575	598,581
Series E, 5.00%, 06/01/22	80	83,281
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/22	955	998,107
Series B, 5.00%, 07/01/22	90	94,062
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	120,579
		17,768,587
Georgia — 2.0%
City of Atlanta GA Airport Passenger Facility Charge RB, Series F, 5.00%, 07/01/22	150	156,714
Security	Par (000)	Value

Georgia (continued)
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	$700	$743,091
Series B, 5.00%, 11/01/22	150	159,234
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/22	175	182,117
Series B, 5.00%, 10/01/22 (GTD)	150	158,618
Gwinnett County Development Authority COP, 5.25%, 01/01/22 (NPFGC)	85	86,815
Gwinnett County School District GO, 5.00%, 02/01/22	370	379,066
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/22	500	524,566
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.00%, 07/01/30 (PR 01/01/23)	2,015	2,105,653
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	143,030
State of Georgia GO
Series A, 5.00%, 02/01/22	125	128,056
Series A-1, 5.00%, 02/01/22	215	220,257
Series C, 4.00%, 09/01/22	405	422,196
Series C, 4.00%, 10/01/22	1,215	1,270,558
Series E, 5.00%, 12/01/22	250	266,381
Serise H, 5.00%, 12/01/22	650	692,590
		7,638,942
Hawaii — 2.6%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/22	175	182,854
Series A, 5.00%, 07/01/25 (PR 07/01/23)	1,155	1,206,963
Series A, 5.00%, 07/01/30 (PR 07/01/23)	125	130,624
Series B, 5.00%, 07/01/22	120	125,417
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/22	230	243,075
Series A, 5.00%, 11/01/22 (ETM)	25	26,533
Series A, 5.00%, 11/01/25 (PR 11/01/23)	2,000	2,122,625
Series A, 5.00%, 11/01/33 (PR 11/01/23)	1,175	1,247,042
Series B, 5.00%, 09/01/22	50	52,639
Series B, 5.00%, 10/01/22 (ETM)	125	132,106
Series B, 5.00%, 11/01/22	225	238,704
Series C, 5.00%, 10/01/22	220	232,506
Series E, 3.00%, 09/01/22	100	103,125
County of Hawaii HI GO
Series A, 5.00%, 09/01/22	145	152,735
Series B, 5.00%, 09/01/22	370	389,738
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/22	20	20,899
State of Hawaii GO
Series EE, 4.00%, 11/01/22 (ETM)	35	36,711
Series EE, 5.00%, 11/01/23 (PR 11/01/22)	580	615,561
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	115	122,051
Series EF, 5.00%, 11/01/22	220	233,543
Series EO, 5.00%, 08/01/22	150	157,385
Series EP, 5.00%, 08/01/22	150	157,385
Series EX, 3.00%, 10/01/22	150	155,136
Series EZ, 5.00%, 10/01/22	175	185,054
Series FE, 5.00%, 10/01/22	355	375,396
Series FG, 5.00%, 10/01/22	110	116,320
Series FH, 5.00%, 10/01/22	455	481,141
Series FN, 5.00%, 10/01/22	70	74,022
Series FT, 5.00%, 01/01/22	225	229,584

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
University of Hawaii RB, Series D, 5.00%, 10/01/22	$205	$216,753
		9,763,627
Idaho — 0.1%
Idaho Housing & Finance Association RB
Series A, 5.00%, 07/15/22	150	156,895
Series B, 5.00%, 07/15/22	205	214,424
		371,319
Illinois — 1.9%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/22	205	209,171
Series B, 5.00%, 01/01/22	145	147,950
Series C, 5.00%, 01/01/22	380	387,630
Series D, 5.00%, 01/01/22	275	280,595
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/22	100	103,990
Illinois Finance Authority RB
4.00%, 01/01/22	100	101,614
5.00%, 07/01/22	180	188,074
5.00%, 10/01/22	25	26,412
Series A, 5.00%, 10/01/22	230	243,103
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/22	645	687,262
Series D, 5.00%, 01/01/22	125	127,541
Metropolitan Pier & Exposition Authority RB, 5.65%, 06/15/22 (ETM NPFGC)	5	5,233
Regional Transportation Authority RB, Series A, 5.50%, 07/01/22 (NPFGC)	55	57,691
State of Illinois GO
0.00%, 08/01/22(a)	100	99,507
4.00%, 02/01/22	55	56,045
4.00%, 09/01/22	100	104,064
5.00%, 02/01/22	610	624,608
5.00%, 05/01/22	370	383,252
5.00%, 08/01/22 (AGM)	200	209,691
Series A, 4.00%, 01/01/22	280	284,437
Series A, 5.00%, 10/01/22	535	564,560
Series A, 5.00%, 12/01/22	500	531,461
Series B, 5.00%, 09/01/22	300	315,418
Series B, 5.00%, 10/01/22	170	179,393
Series C, 4.00%, 03/01/22	70	71,550
Series D, 5.00%, 11/01/22	800	847,276
State of Illinois RB, Series C, 5.00%, 06/15/22	100	103,892
University of Illinois RB, Series A, 5.00%, 04/01/22	105	108,397
		7,049,817
Indiana — 0.6%
Ball State University RB
5.00%, 07/01/22	45	47,006
Series R, 5.00%, 07/01/22	325	339,486
Indiana Finance Authority RB
Series A, 5.00%, 02/01/22	125	128,056
Series A, 5.00%, 06/01/22	100	104,092
Series A, 5.00%, 10/01/22	155	163,868
Series A, 5.00%, 12/01/22	210	223,672
Series B, 5.00%, 02/01/22	235	240,746
Serise A, 5.00%, 12/01/22	145	154,501
Indiana Transportation Finance Authority RB, Series B, 5.75%, 12/01/22	115	123,696
Security	Par (000)	Value

Indiana (continued)
Indiana University RB
Series A, 5.00%, 06/01/22	$390	$405,994
Series Y, 5.00%, 08/01/22	85	89,185
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.50%, 01/01/22 (NPFGC)	25	25,562
Series E, 0.00%, 02/01/22 (AMBAC)(a)	50	49,967
Purdue University RB, Series A, 5.00%, 07/01/22	140	146,319
		2,242,150
Iowa — 0.5%
Ankeny Community School District GO, Series A, 4.00%, 06/01/22	25	25,810
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/22	125	130,116
City of Des Moines IA GO
Series B, 5.00%, 06/01/22	205	213,390
Series E, 5.00%, 06/01/22	195	202,980
Des Moines Independent Community School District RB, 5.00%, 06/01/22 (BAM)	60	62,414
Iowa City Community School District RB, 5.00%, 06/01/22	120	124,767
Iowa Finance Authority RB, 5.00%, 08/01/22	405	424,982
State of Iowa Board of Regents RB, 4.00%, 09/01/22	215	224,057
State of Iowa RB, Series A, 5.00%, 06/01/22	645	671,451
		2,079,967
Kansas — 0.5%
City of Overland Park KS GO, Series A, 5.00%, 09/01/22	175	184,296
Johnson County Public Building Commission RB, Series B, 5.00%, 09/01/22	270	284,373
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	840	884,622
Series B, 5.00%, 09/01/22	135	142,171
Series C, 5.00%, 09/01/22	100	105,312
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 5.00%, 09/01/22	125	131,347
		1,732,121
Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	100	106,091
Louisiana — 0.6%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/22	50	51,212
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	110	116,529
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 4.00%, 05/01/22	70	72,045
Series A-1, 5.00%, 05/01/22	105	108,849
State of Louisiana GO
Series A, 5.00%, 08/01/22	145	152,094
Series A, 5.00%, 09/01/22	100	105,301
Series A, 5.00%, 08/01/26 (PR 08/01/23)	185	194,065
Series B, 5.00%, 08/01/22	50	52,441
Series B, 5.00%, 10/01/22	115	121,565
Series C, 4.00%, 07/15/22	160	165,962
Series C, 5.00%, 07/15/22	100	104,675
Series C, 5.00%, 07/15/25 (PR 07/15/23)	295	308,838
Series C, 5.00%, 07/15/26 (PR 07/15/23)	500	523,455
State of Louisiana RB
5.00%, 09/01/22	150	158,002
Series A, 5.00%, 06/15/22	50	52,147
		2,287,180

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22	$560	$589,685
Series A, 5.00%, 11/01/22	100	106,156
Series B, 5.00%, 11/01/22	85	90,232
Series C, 5.00%, 11/01/22	320	339,699
Series D, 5.00%, 11/01/22	160	169,849
Series D, 5.00%, 11/01/22 (ETM)	10	10,600
Maine Turnpike Authority RB, 5.00%, 07/01/22	155	161,938
State of Maine GO, Series B, 5.00%, 06/01/22	210	218,630
		1,686,789
Maryland — 3.7%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	225	238,246
City of Baltimore MD RB
Series A, 5.00%, 07/01/22	135	141,043
Series D, 5.00%, 07/01/22	140	146,267
County of Anne Arundel MD GOL
5.00%, 04/01/22	435	449,222
5.00%, 10/01/22	300	317,200
County of Baltimore MD COP, 5.00%, 10/01/22	60	63,440
County of Baltimore MD GO
5.00%, 02/01/22	225	230,524
Series B, 5.00%, 08/01/22	515	540,409
Series C, 4.00%, 09/01/22	265	276,311
County of Baltimore MD RB, Series B, 5.00%, 07/01/22	190	198,505
County of Charles MD GO
5.00%, 03/01/22	150	154,295
5.00%, 10/01/22	500	528,666
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	209,826
County of Howard MD, Series A, 5.00%, 02/15/22	125	128,311
County of Howard MD GO, Series A, 5.00%, 02/15/22	350	359,270
County of Montgomery MD GO
Series A, 5.00%, 11/01/22	110	116,771
Series A, 5.00%, 12/01/22	250	266,415
Series B, 5.00%, 12/01/22	120	127,879
Series C, 5.00%, 10/01/22	500	528,726
County of Prince George’s MD COP, 5.00%, 10/15/22	75	79,396
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/22	100	104,715
Series C, 5.00%, 08/01/22	530	556,149
Serise A, 5.00%, 09/01/22	130	136,949
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 07/01/22	195	203,773
Maryland State Transportation Authority RB, 5.00%, 07/01/22	185	193,368
State of Maryland Department of Transportation RB
5.00%, 04/01/22	60	61,966
5.00%, 09/01/22	500	526,672
5.00%, 10/01/22	500	528,726
State of Maryland GO
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	1,300	1,337,170
First Series C, 4.00%, 08/15/22	210	218,595
Series A, 5.00%, 03/01/22	150	154,304
Series B, 5.00%, 08/01/22	2,390	2,507,918
Series C, 5.00%, 08/01/22	1,245	1,306,426
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/22	1,030	1,072,152
		14,009,605
Massachusetts — 3.6%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	462,981
Security	Par (000)	Value

Massachusetts (continued)
City of Boston MA GO
Series A, 5.00%, 03/01/22	$425	$437,195
Series B, 5.00%, 04/01/22	250	258,208
Commonwealth of Massachusetts GOL
Series A, 5.00%, 05/01/22	60	62,208
Series A, 5.00%, 07/01/22	410	428,468
Series B, 5.00%, 08/01/22	270	283,266
Series B, 5.25%, 08/01/22	210	220,840
Series C, 5.00%, 02/01/22	100	102,445
Series C, 5.00%, 04/01/22	290	299,482
Series C, 5.00%, 07/01/22	300	313,513
Series C, 5.00%, 08/01/22	215	225,563
Series C, 5.00%, 10/01/22	275	290,766
Series C, 5.00%, 07/01/24 (PR 07/01/22)	285	297,822
Series C, 5.50%, 12/01/22 (AMBAC)	485	519,996
Series E, 5.00%, 09/01/22	105	110,589
Series E, 5.00%, 11/01/22	110	116,757
Series E, 5.00%, 09/01/25 (PR 09/01/23)	390	410,711
Series E, 5.00%, 09/01/28 (PR 09/01/22)	1,285	1,353,239
Series F, 5.00%, 11/01/23 (PR 11/01/22)	570	604,948
Series F, 5.00%, 11/01/25 (PR 11/01/22)	150	159,197
Series F, 5.00%, 11/01/26 (PR 11/01/22)	500	530,656
Series H, 5.00%, 12/01/22	1,215	1,294,610
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/22	355	369,528
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/22(a)	100	99,869
Series A, 5.00%, 07/01/22	1,035	1,081,817
Series A, 5.25%, 07/01/22	80	83,801
Series B, 5.25%, 07/01/22	450	471,379
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	220	230,854
Series 12B, 5.00%, 08/01/22	500	524,669
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/22 (NPFGC)(a)	25	24,965
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	100	104,514
Series A, 5.00%, 07/15/22	200	209,430
Massachusetts Health & Educational Facilities Authority RB, Serise K, 5.50%, 07/01/22	250	262,399
Massachusetts Port Authority RB, Series B, 4.00%, 07/01/22	20	20,718
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/22	740	777,695
Series A, 5.00%, 08/15/22 (ETM)	45	47,267
Massachusetts Water Resources Authority RB, Serise A, 5.00%, 08/01/22	325	341,001
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	53,084
Series 2, 5.00%, 11/01/22	305	323,815
		13,810,265
Michigan — 1.7%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 01/01/23)	1,000	1,047,266
Michigan Finance Authority RB
4.00%, 10/01/22	275	287,575
5.00%, 08/01/22	80	83,848
5.00%, 10/01/22	75	79,300
Series B, 5.00%, 10/01/22	455	481,086
Michigan State Building Authority RB
Series A, 5.00%, 10/15/22	830	879,068

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Series I, 5.00%, 04/15/22	$275	$284,479
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	262,151
Michigan State University RB, Series A, 5.00%, 08/15/22	315	330,978
State of Michigan Comprehensive Transportation Revenue RB, 5.25%, 05/15/22 (AGM)	130	135,152
State of Michigan GO
Series A, 5.00%, 12/01/22	470	500,470
Series B, 5.00%, 11/01/22	710	753,153
State of Michigan RB, 5.00%, 03/15/22	230	236,840
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	1,015	1,079,561
University of Michigan RB, Series A, 5.00%, 04/01/22	130	134,260
		6,575,187
Minnesota — 1.4%
County of Hennepin MN GO
Series A, 5.00%, 12/01/22	140	149,212
Series B, 5.00%, 12/01/22	105	111,909
Series C, 5.00%, 12/01/22	100	106,580
Metropolitan Council GO
Series A, 5.00%, 03/01/22	235	241,743
Series B, 5.00%, 09/01/22	125	131,682
Series C, 4.00%, 03/01/22	100	102,292
Series C, 5.00%, 03/01/22	75	77,152
Series E, 5.00%, 09/01/22	100	105,346
Series I, 4.00%, 03/01/22	400	409,167
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/22	300	306,023
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/22	40	42,221
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/22	165	169,724
Southern Minnesota Municipal Power Agency RB
Series A, 0.00%, 01/01/22 (NPFGC)(a)	50	49,925
Series A, 5.00%, 01/01/22	45	45,871
State of Minnesota GO
Series A, 5.00%, 08/01/22	780	818,403
Series B, 5.00%, 08/01/22	1,050	1,101,698
Series D, 5.00%, 10/01/22	530	560,450
Series F, 5.00%, 10/01/22	440	465,279
State of Minnesota RB, Series A, 5.00%, 06/01/22	155	161,356
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/22	115	117,319
		5,273,352
Mississippi — 0.2%
Mississippi Development Bank SO, 5.00%, 01/01/22	75	76,493
State of Mississippi GO
Series C, 5.00%, 10/01/22	120	126,894
Series F, 4.00%, 11/01/22	260	272,805
Series F, 5.25%, 10/01/22	100	106,036
Series H, 5.00%, 12/01/22	300	319,740
		901,968
Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	79,600
Metropolitan St. Louis Sewer District RB, Series B, 5.00%, 05/01/22	80	82,957
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	330	342,172
Series B, 5.00%, 05/01/22	465	482,152
Security	Par (000)	Value

Missouri (continued)
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/22	$175	$179,553
Series A, 5.00%, 10/01/22	375	396,454
Series B, 5.00%, 04/01/22	230	237,504
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	40,649
Series A, 5.00%, 07/01/22	420	438,918
University of Missouri RB, Series A, 5.00%, 11/01/22	405	429,832
		2,709,791
Montana — 0.0%
Montana Department of Transportation RB, 5.00%, 06/01/22	100	104,007
Nebraska — 0.9%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/22	365	384,267
City of Omaha NE GO, Series B, 5.00%, 11/15/22	495	526,485
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	122,315
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/22	360	383,438
Nebraska Public Power District RB
Series A, 5.00%, 01/01/22	735	749,542
Series B, 5.00%, 01/01/22	360	367,122
Series C, 5.00%, 01/01/22	160	163,165
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/22	135	138,239
Omaha Public Power District RB
Series A, 5.00%, 02/01/23 (PR 02/01/22)	255	261,240
Series AA, 5.00%, 02/01/22	125	128,056
		3,223,869
Nevada — 1.8%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	200	210,646
Clark County School District GOL
Series A, 5.00%, 06/15/22	165	172,070
Series B, 5.00%, 06/15/22	280	291,997
Series C, 5.00%, 06/15/22	125	130,356
Series D, 5.00%, 06/15/22	240	250,283
Clark County Water Reclamation District GOL, 5.00%, 07/01/22	390	407,604
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/22	145	151,490
Series C, 5.00%, 07/01/22	150	156,714
County of Clark NV GOL
5.00%, 06/01/22	150	156,138
5.00%, 11/01/22	395	419,316
Series A, 5.00%, 07/01/22	145	151,531
Series B, 5.00%, 11/01/22	220	233,543
County of Clark NV RB
5.00%, 07/01/22	555	579,790
5.00%, 11/01/22	315	334,391
Series A, 5.00%, 07/01/22	470	490,993
County of Washoe NV RB, 5.00%, 02/01/22	100	102,425
Nevada System of Higher Education RB
4.00%, 07/01/22	50	51,755
Series A, 4.00%, 07/01/22	25	25,877
Series B, 5.00%, 07/01/22	485	506,435
State of Nevada GOL
Series B, 4.00%, 08/01/22	260	270,190
Series B, 5.00%, 11/01/22	80	84,925
Series C, 5.00%, 08/01/22	130	136,387

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Series D-1, 5.00%, 03/01/22	$660	$678,898
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	550	578,815
5.00%, 12/01/22	120	127,863
Washoe County School District/NV GOL
Series A, 3.00%, 06/01/22	105	107,568
Series A, 5.00%, 06/01/22 (PSF)	185	192,587
		7,000,587
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22	150	157,641
Series B, 5.00%, 08/15/22	110	115,603
Series D, 4.00%, 08/15/22	100	104,061
State of New Hampshire GO, Series A, 5.00%, 03/01/22	85	87,434
		464,739
New Jersey — 2.5%
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/22 (GTD)	775	825,457
New Jersey Economic Development Authority RB
5.00%, 06/15/22	150	155,516
Series B, 5.00%, 11/01/22	705	747,027
Series DDD, 5.00%, 06/15/22	100	104,159
Series II, 5.00%, 03/01/22	65	66,803
Series NN, 5.00%, 03/01/22	860	883,860
Series XX, 4.00%, 06/15/22	40	41,318
Series XX, 5.00%, 06/15/22 (SAP)	120	124,991
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22	100	104,159
Series A, 5.00%, 07/01/22	700	731,597
Series I, 5.00%, 07/01/22	100	104,514
New Jersey Health Care Facilities Financing Authority RB, Series A, 5.00%, 07/01/22	180	188,074
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	375	390,631
Series AA, 5.00%, 06/15/22	335	348,934
Series AA, 5.00%, 06/15/22 (SAP)	130	135,407
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	2,750	2,873,721
Series B, 5.00%, 01/01/22	355	362,222
Series C, 5.00%, 01/01/22	505	515,274
State of New Jersey GO
5.25%, 08/01/22	175	183,870
Series T, 5.00%, 06/01/22	590	613,691
		9,501,225
New Mexico — 0.7%
Albuquerque Municipal School District No. 12 GO, Series B, 5.00%, 08/01/22 (SAW)	100	104,892
County of Santa Fe NM GO, 5.00%, 07/01/22	140	146,306
New Mexico Finance Authority RB
Series D, 5.00%, 06/15/22	100	104,285
Series E, 5.00%, 06/15/22	125	130,356
Series SR, 5.00%, 06/15/22	360	375,425
State of New Mexico GO
5.00%, 03/01/22 (ETM)	115	118,293
Series B, 5.00%, 03/01/22	400	411,454
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/22	510	533,021
Series B, 4.00%, 07/01/22	265	274,548
Series B, 5.00%, 07/01/22	225	235,156
Security	Par (000)	Value

New Mexico (continued)
University of New Mexico (The) RB
Series A, 5.00%, 06/01/22	$200	$208,116
Series C, 5.00%, 06/01/22	105	109,261
		2,751,113
New York — 8.6%
City of New York NY GO
Series 1, 5.00%, 08/01/22	295	309,494
Series 2015-A, 5.00%, 08/01/22	625	655,707
Series A, 5.00%, 08/01/22	605	634,724
Series B-1, 5.00%, 12/01/22	660	703,245
Series C, 5.00%, 08/01/22	1,380	1,447,802
Series D, 5.00%, 08/01/22	415	435,389
Series E, 5.00%, 08/01/22	240	251,791
Series E, 5.25%, 08/01/22	305	320,743
Series G, 5.00%, 08/01/22	100	104,913
Series H, 5.00%, 08/01/22	285	299,003
Series I, 5.00%, 03/01/22	150	154,286
Series I, 5.00%, 08/01/22	365	382,933
Series J, 5.00%, 08/01/22	580	608,497
County of Nassau NY GOL, Series B, 5.00%, 04/01/22	120	123,924
Long Island Power Authority RB
5.00%, 09/01/22	100	105,290
Series B, 5.00%, 09/01/22	220	231,638
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	116,911
Series A-1, 5.00%, 11/15/22	230	244,038
Series A-2, 5.00%, 11/15/22	300	318,310
Series B, 5.00%, 11/15/22	700	742,742
Series B, 5.25%, 11/15/22 (AMBAC)	35	37,279
Series B-2, 5.00%, 11/15/22	595	631,314
Series C, 5.00%, 11/15/22	290	307,699
Series C, 5.00%, 11/15/22 (ETM)	20	21,267
Series D, 5.00%, 11/15/22	45	47,746
Series D-1, 5.00%, 11/01/22	680	720,259
Series E, 5.00%, 11/15/22	25	26,526
Series F, 5.00%, 11/15/22	300	318,310
Series H, 4.00%, 11/15/22	115	120,405
Series H, 4.00%, 11/15/22 (ETM)	40	42,021
Nassau County Interim Finance Authority RB
4.00%, 11/15/22	5	5,251
4.00%, 11/15/22 (ETM)	120	125,905
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/22 (SAW)	115	119,285
Series S-1, 5.00%, 07/15/22 (ETM SAW)	115	120,406
Series S-2, 5.00%, 07/15/22 (ETM SAW)	25	26,175
New York City Transitional Finance Authority Future Tax Secured Revenue, 3.00%, 11/01/22	115	119,218
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/22	245	257,063
Series A-1, 5.00%, 11/01/22	440	467,086
Series B, 5.00%, 11/01/22	385	408,700
Series B-1, 4.00%, 08/01/22	70	72,741
Series B-1, 5.00%, 08/01/22	310	325,263
Series B-1, 5.00%, 11/01/22	110	116,771
Series C, 5.00%, 11/01/22	815	865,170
Series C1, 5.00%, 05/01/22	95	98,504
Series D, 5.00%, 11/01/22	205	217,619
Series E-1, 5.00%, 02/01/22	185	189,533

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series F-1, 5.00%, 02/01/22	$200	$204,900
Serise C-1, 4.00%, 11/01/22	100	104,912
Serise E-1, 5.00%, 02/01/22	295	302,228
New York City Water & Sewer System RB
5.00%, 06/15/22	155	161,647
Series CC, 5.00%, 06/15/22	325	338,938
Series DD, 4.00%, 06/15/22	60	62,053
Series DD, 5.00%, 06/15/22	105	109,456
Series EE, 4.00%, 06/15/22	205	212,015
Series FF, 5.00%, 06/15/23 (PR 06/15/22)	50	52,099
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	216,399
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	65	69,277
New York Power Authority RB, Series A, 5.00%, 11/15/22	25	26,584
New York State Dormitory Authority RB
5.00%, 05/15/22	225	233,696
Series A, 0.00%, 05/15/22 (NPFGC)(a)	45	44,900
Series A, 5.00%, 02/15/22	775	795,441
Series A, 5.00%, 03/15/22	1,320	1,360,258
Series A, 5.00%, 04/01/22 (SAW)	130	134,224
Series A, 5.00%, 07/01/22	1,110	1,159,795
Series A, 5.00%, 10/01/22	315	333,136
Series A, 5.00%, 10/01/22 (SAW)	240	252,936
Series A, 5.50%, 05/15/22 (AMBAC)	125	130,351
Series B, 4.00%, 10/01/22	75	78,447
Series B, 4.00%, 10/01/22 (SAW)	125	130,641
Series B, 5.00%, 03/15/22	250	257,624
Series C, 5.00%, 03/15/22	210	216,405
Series D, 5.00%, 02/15/22	1,310	1,344,552
Series E, 5.00%, 03/15/22	345	355,522
Series F, 5.00%, 10/01/22 (AGM)	240	253,412
Series H, 5.00%, 10/01/22 (SAW)	100	105,757
New York State Environmental Facilities Corp. RB
5.00%, 06/15/22	610	636,083
Series A, 5.00%, 06/15/22	1,140	1,188,743
Series B, 4.00%, 11/15/22	80	84,030
Series B, 5.00%, 05/15/22	100	103,865
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	480	495,694
New York State Thruway Authority RB
Series A, 5.00%, 03/15/22	190	195,795
Series I, 5.00%, 01/01/22	130	132,605
Series I, 5.00%, 01/01/28 (PR 01/01/23)	140	142,854
Series J, 5.00%, 01/01/22	255	260,109
Series K, 4.00%, 01/01/22	180	182,867
New York State Urban Development Corp. RB
5.00%, 03/15/22	150	154,575
Series A, 5.00%, 03/15/22	1,880	1,937,337
Series A-2, 5.50%, 03/15/22 (NPFGC)	65	67,183
Series C, 5.00%, 03/15/22	200	206,100
Serise A-1, 4.00%, 03/15/22	200	204,867
Port Authority of New York & New Jersey, 5.00%, 07/15/22	230	240,708
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/22	275	292,866
Series 189, 5.00%, 05/01/22	60	62,190
Series 194, 5.00%, 10/15/22	185	195,867
Series 205, 5.00%, 11/15/22	100	106,280
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/22	550	582,587
Security	Par (000)	Value

New York (continued)
State of New York GO
Series A, 5.00%, 03/01/22	$100	$102,869
Series C, 5.00%, 04/15/22	630	651,898
Serise A, 5.00%, 03/15/22	180	185,512
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	210,103
Series A, 5.00%, 11/15/22	460	488,828
Series B, 5.00%, 11/15/22	345	366,852
Series B-1, 5.00%, 11/15/22	235	249,885
		32,775,653
North Carolina — 3.7%
City of Charlotte NC COP, Series C, 4.00%, 06/01/22	30	30,980
City of Charlotte NC GO
5.00%, 12/01/22	270	287,729
Series A, 5.00%, 07/01/22	355	371,024
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/22	125	130,642
City of Durham NC GO, 5.00%, 09/01/22	125	131,654
City of Fayetteville NC Public Works Commission Revenue RB, 5.00%, 03/01/22	50	51,432
City of Greensboro NC GO, Series B, 5.00%, 10/01/22	100	105,745
City of Raleigh NC GO
Series A, 5.00%, 09/01/22	250	263,308
Series B, 4.00%, 04/01/27 (PR 04/01/23)	1,000	1,026,106
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	145	151,630
County of Buncombe NC, 5.00%, 06/01/22	375	390,346
County of Buncombe NC GO, 5.00%, 06/01/22	100	104,092
County of Buncombe NC RB, 5.00%, 06/01/22	45	46,842
County of Durham NC GO, 5.00%, 10/01/22	385	407,166
County of Forsyth NC GO, 5.00%, 12/01/22	275	293,057
County of Guilford NC GO
Series A, 5.00%, 02/01/22	225	230,513
Series A, 5.00%, 05/01/22	260	269,570
Series A, 5.00%, 03/01/28 (PR 03/01/22)	3,460	3,558,928
Series D, 5.00%, 08/01/22	115	120,650
County of Mecklenburg NC GO
5.00%, 03/01/22	1,245	1,280,649
Series A, 5.00%, 09/01/22	135	142,202
Series B, 5.00%, 12/01/22	120	127,879
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	179,767
County of New Hanover NC GO, 5.00%, 08/01/22	400	419,653
County of Wake NC GO
Series A, 5.00%, 03/01/22	120	123,436
Series C, 5.00%, 03/01/22	120	123,436
County of Wake NC RB, Series A, 5.00%, 12/01/22	330	351,668
North Carolina Medical Care Commission RB, Series A, 5.00%, 10/01/22	215	226,937
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/22	75	76,490
Series E, 5.00%, 01/01/22	120	122,384
State of North Carolina GO
Series A, 5.00%, 06/01/22	605	629,759
Series B, 5.00%, 06/01/22	200	208,185
Series C, 5.00%, 05/01/22	500	518,404
Series D, 4.00%, 06/01/22	605	624,753
State of North Carolina RB
5.00%, 03/01/22	285	293,144
Series B, 5.00%, 05/01/22	250	259,202

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series C, 5.00%, 05/01/22	$345	$357,699
		14,037,061
Ohio — 4.0%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	50	52,585
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	95,897
City of Columbus OH GO
Series 1, 5.00%, 07/01/22	205	214,253
Series A, 5.00%, 08/15/22	520	546,600
Series A, 5.00%, 02/15/23 (PR 08/15/22)	770	809,205
Series A, 5.00%, 02/15/26 (PR 08/15/23)	1,000	1,050,916
City of Columbus OH GOL
4.00%, 07/01/22	65	67,342
Series 6, 5.00%, 08/15/22	180	189,208
Serise B, 3.00%, 07/01/22	330	338,884
County of Franklin OH GOL, 5.00%, 06/01/22	210	218,594
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/22	200	208,185
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	195	207,452
Kent State University RB, Series A, 4.00%, 05/01/22	50	51,434
Miami University/Oxford OH RB, 5.00%, 09/01/22	125	131,668
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	117,333
5.00%, 12/01/22	115	122,471
Series A, 5.00%, 12/01/22	60	63,898
Ohio State University (The) RB
Series D, 5.00%, 12/01/22	635	676,519
Serise A, 5.00%, 12/01/22	350	372,884
Ohio Water Development Authority RB
5.00%, 06/01/22	135	140,513
5.00%, 12/01/22	175	186,442
5.50%, 12/01/22	175	187,603
Series A, 5.00%, 06/01/22	215	223,780
Series A, 5.00%, 12/01/22	120	127,846
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	820	873,615
Series 2015-A, 5.00%, 06/01/22	160	166,534
Series 2015-A, 5.00%, 12/01/22	230	245,038
Series B, 5.00%, 12/01/22	90	95,885
South-Western City School District GO, 5.00%, 12/01/36 (PR 06/01/22)	1,800	1,873,575
State of Ohio GO
Series A, 5.00%, 08/01/22	160	167,878
Series A, 5.00%, 09/01/22	225	237,003
Series A, 5.00%, 09/15/22	485	511,802
Series B, 4.00%, 11/01/22	100	104,912
Series B, 5.00%, 08/01/22	635	666,264
Series B, 5.00%, 09/01/22	270	284,403
Series C, 4.25%, 09/15/22	220	230,316
Series C, 5.00%, 08/01/22	290	304,278
Series C, 5.00%, 09/15/22	100	105,526
Series C, 5.00%, 11/01/22	100	106,156
Series Q, 5.00%, 05/01/22	85	88,142
Series Q, 5.00%, 05/01/26 (PR 05/01/23)	1,225	1,270,126
Series S, 5.00%, 04/01/22	50	51,638
Series T, 5.00%, 11/01/22	160	169,870
Series U, 5.00%, 10/01/22	200	211,491
Security	Par (000)	Value

Ohio (continued)
State of Ohio RB
Series A, 5.00%, 04/01/22	$355	$366,607
Series A, 5.00%, 12/01/22	500	532,623
Series B, 5.00%, 10/01/22	250	264,333
		15,329,527
Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/22	75	77,148
Grand River Dam Authority RB
Series A, 4.00%, 06/01/22	125	129,049
Series A, 5.00%, 06/01/22	440	457,894
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22	245	255,966
Series A, 5.00%, 07/01/22	395	412,681
Series C, 4.00%, 07/01/22	115	119,100
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/22	120	125,417
Oklahoma Municipal Power Authority RB
Series A, 5.00%, 01/01/22	460	469,255
Series B, 5.00%, 01/01/22	205	209,125
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/22	340	346,927
Oklahoma Water Resources Board RB, 5.00%, 04/01/22	285	294,299
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/22	110	114,861
		3,011,722
Oregon — 1.6%
City of Eugene OR Water Utility System Revenue RB, 5.00%, 08/01/22	65	68,200
City of Portland OR Sewer System Revenue RB
Series B, 5.00%, 06/15/22	300	312,854
Series B, 5.00%, 10/01/22	175	185,033
City of Portland OR Water System Revenue RB, 5.00%, 10/01/22	50	52,867
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/22 (NPFGC GTD)(a)	110	109,806
Clackamas Community College District GO, Series B, 0.00%, 06/15/22 (GTD)(a)	50	49,929
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/22 (GTD)	100	104,294
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	75	79,935
County of Clackamas OR GO, Series B, 5.00%, 06/01/22	125	130,126
County of Washington OR GOL, 5.00%, 06/01/22	50	52,051
Lane County School District No. 4J Eugene GO, 5.00%, 06/15/22 (GTD)	450	469,321
Oregon State Lottery RB
Series B, 5.00%, 04/01/22	155	160,068
Series C, 5.00%, 04/01/22	530	547,329
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/22	300	313,343
Portland Community College District GO, 5.00%, 06/15/22	465	484,965
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/22 (GTD)(a)	330	329,645
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	635	675,390
State of Oregon GO
Series A, 5.00%, 05/01/22	145	150,337
Series A, 5.00%, 08/01/22	50	52,457
Series D, 5.00%, 05/01/22	225	233,282
Series F, 5.00%, 05/01/22	25	25,920
Series I, 5.00%, 08/01/22	360	377,687
Series L, 5.00%, 08/01/22	100	104,913
Series N, 5.00%, 08/01/22	400	419,600

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Serise A, 5.00%, 05/01/22	$100	$103,681
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/22	300	316,003
Washington & Multnomah Counties School District No. 48J
Beaverton GO, 5.00%, 06/15/22 (GTD)	50	52,147
		5,961,183
Pennsylvania — 1.8%
Bucks County Water & Sewer Authority RB, 4.00%, 06/01/22 (BAM)	100	103,137
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/22	200	208,896
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/22	440	459,653
Commonwealth of Pennsylvania GO
5.00%, 07/15/22	200	209,331
First Series, 5.00%, 03/15/22	540	556,366
First Series, 5.00%, 04/01/22	295	304,585
First Series, 5.00%, 06/01/22	360	374,715
First Series, 5.00%, 06/15/22	125	130,322
First Series, 5.00%, 07/01/22	875	914,166
First Series, 5.00%, 09/15/22	320	337,535
Second Series, 5.00%, 01/15/22	380	388,404
Second Series, 5.00%, 08/15/22	130	136,594
Second Series, 5.00%, 09/15/22	100	105,480
Second Series, 5.00%, 10/15/22	100	105,887
County of Montgomery GO, 5.00%, 05/01/22	200	207,377
County of Montgomery PA GO, Series A, 5.00%, 08/15/22	125	131,394
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/22	95	99,288
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	290	306,060
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	110	115,748
Pennsylvania Intergovernmental Cooperation Authority RB, 5.00%, 06/15/22	130	135,512
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	212,966
Series A-1, 5.00%, 12/01/22	415	441,962
Series B, 5.00%, 06/01/22	150	156,074
Series B, 5.00%, 12/01/22	120	127,796
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	104,810
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/22	300	315,299
West Chester Area School District/PA GO, Series AA, 4.00%, 05/15/22 (SAW)	185	190,716
		6,880,073
Rhode Island — 1.0%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/22	665	693,135
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/22	1,055	1,111,161
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 5.00%, 10/01/22	800	845,835
Series C, 5.00%, 10/01/22	205	216,728
Serise A, 5.00%, 10/01/22	160	169,154
State of Rhode Island COP, Series A, 5.00%, 10/01/22	50	52,770
State of Rhode Island GO
Series A, 5.00%, 05/01/22	195	202,177
Series A, 5.00%, 08/01/22	325	340,968
		3,631,928
Security	Par (000)	Value

South Carolina — 0.7%
Beaufort County School District/SC GO, Series A, 5.00%, 03/01/22	$55	$56,572
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	319,532
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/22	50	51,017
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.00%, 02/01/22	135	137,640
Greenville County School District RB, 5.00%, 12/01/22	180	191,844
Piedmont Municipal Power Agency RB, Series A-2, 0.00%, 01/01/22 (NPFGC)(a)	25	24,949
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	74,412
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	195	207,425
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/22	625	660,153
State of South Carolina GO
Series A, 4.00%, 04/01/22 (SAW)	20	20,523
Series A, 5.00%, 10/01/22	245	259,076
Series B, 5.00%, 04/01/22 (SAW)	400	413,106
University of South Carolina RB, 5.00%, 05/01/22	70	72,571
		2,488,820
Tennessee — 1.3%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/22	195	199,775
City of Memphis TN Electric System Revenue, 5.00%, 12/01/22	100	106,580
City of Memphis TN Electric System Revenue RB, 4.00%, 12/01/22	135	142,091
County of Hamilton TN GO
Series A, 5.00%, 05/01/22	195	202,163
Series B, 5.00%, 03/01/22	150	154,277
County of Knox TN GO, Series B, 5.00%, 06/01/22	210	218,612
County of Rutherford TN GO, 5.00%, 04/01/22	265	273,701
County of Shelby TN GO, Series A, 5.00%, 04/01/22	130	134,268
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series D, 5.00%, 10/01/22	105	110,880
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	645	674,053
Series A, 5.00%, 01/01/22	240	244,880
Series A, 5.00%, 07/01/22	45	47,027
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/22	565	590,450
State of Tennessee GO
Series A, 5.00%, 08/01/22	880	923,417
Series A, 5.00%, 09/01/22	340	358,175
Tennessee Energy Acquisition Corp. RB, Series C, 5.00%, 02/01/22	30	30,709
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	185,727
Series A, 5.00%, 11/01/22	175	185,727
Series B, 5.00%, 11/01/22	165	175,179
Town of Collierville TN GO, Series A, 5.00%, 01/01/22	135	137,756
		5,095,447

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 10.7%
Aldine Independent School District GO, 5.00%, 02/15/22 (PSF)	$25	$25,662
Allen Independent School District GO, 5.00%, 02/15/22 (PSF)	200	205,297
Austin Community College District GOL, 5.00%, 08/01/22	90	94,394
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/22	115	120,603
Austin Independent School District GO
5.00%, 08/01/22 (PSF)	120	125,896
Series A, 5.00%, 08/01/22	260	272,774
Series B, 5.00%, 08/01/22	75	78,685
Series B, 5.00%, 08/01/22 (PSF)	90	94,422
Birdville Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	180	184,767
Series B, 5.00%, 02/15/22 (PSF)	35	35,927
Board of Regents of the University of Texas System RB, Series A, 5.00%, 08/15/22	345	362,685
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/22	125	128,222
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	50,985
Series A, 5.00%, 01/01/22	10	10,197
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/22 (AMBAC)(a)	180	179,466
Series A, 5.00%, 08/15/41 (PR 02/15/23)	185	194,419
City of Arlington TX GOL, 5.00%, 08/15/22	105	110,304
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	715	760,287
City of Austin TX GOL
4.50%, 09/01/22	175	183,373
5.00%, 09/01/22	290	305,437
Series A, 5.00%, 09/01/22	180	189,582
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	270	287,006
Series A, 5.00%, 05/15/22	135	140,217
Series A, 5.00%, 05/15/22 (ETM)	25	25,949
Series A, 5.00%, 11/15/22	605	643,238
City of Carrollton TX GOL, 5.00%, 08/15/22	175	183,971
City of Corpus Christi TX Utility System Revenue RB, Series C, 5.00%, 07/15/22	45	47,095
City of Dallas TX GOL, 5.00%, 02/15/22	190	195,001
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/22	445	470,297
Serise C, 5.00%, 10/01/22	200	211,370
City of El Paso TX GOL, 5.00%, 08/15/22	130	136,664
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22	30	30,848
Serise A, 5.00%, 03/01/22	500	514,139
City of Fort Worth TX GOL, 5.00%, 03/01/22	85	87,424
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/22	415	425,946
City of Garland TX Water & Sewer System Revenue RB, Series A, 5.00%, 03/01/22	115	118,259
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/22	125	130,571
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	393,386
Series C, 5.00%, 05/15/22	505	524,517
Series D, 5.00%, 11/15/22	125	132,901
City of Houston TX GOL, Series A, 5.00%, 03/01/22	310	318,840
City of Houston TX Hotel Occupancy Tax RB, 5.00%, 09/01/22	80	84,115
Security	Par (000)	Value

Texas (continued)
City of Lubbock TX GOL
5.00%, 02/15/22	$55	$56,430
Series A, 4.00%, 02/15/22	225	229,649
City of McKinney TX GOL, 5.00%, 08/15/22	250	262,761
City of Plano TX GOL
5.00%, 09/01/22	485	510,818
Series A, 5.00%, 09/01/22	125	131,654
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/22	1,345	1,377,893
City of San Antonio Texas GOL, 5.00%, 02/01/22	40	40,980
City of San Antonio Texas RB, 5.00%, 02/01/22	125	128,050
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	260	266,371
5.00%, 02/01/22 (ETM)	130	133,148
Clear Creek Independent School District GO
5.00%, 02/15/22 (PSF)	140	143,693
Series D, 5.00%, 02/15/22 (PSF)	190	195,011
College Station Independent School District GO, 5.00%, 08/15/22 (PSF)	100	105,126
Comal Independent School District GO, Series A, 5.00%, 02/01/22 (PSF)	100	102,455
Conroe Independent School District GO, 5.00%, 02/15/22 (PSF)	100	102,649
County of Fort Bend TX GO, 5.00%, 03/01/22	175	180,001
County of Harris TX GOL
Series A, 5.00%, 10/01/22	695	734,929
Series B, 5.00%, 10/01/22	85	89,883
County of Harris TX RB
Series A, 5.00%, 08/15/22	195	204,975
Series B, 5.00%, 08/15/22	185	194,463
County of Tarrant TX GOL, 5.00%, 07/15/22	405	424,055
Cypress-Fairbanks Independent School District GO, Series C, 5.00%, 02/15/22 (PSF)	200	205,253
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	460	489,949
Series B, 4.00%, 12/01/22	150	157,776
Series B, 5.00%, 12/01/22	740	788,179
Dallas Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	125	131,394
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22	360	381,880
Series E, 5.00%, 11/01/22	155	164,421
Series F, 5.00%, 11/01/22	295	312,930
Series G, 5.00%, 11/01/22	25	26,519
Deer Park Independent School District GOL, 5.00%, 02/15/22 (PSF)	80	82,114
Eagle Mountain & Saginaw Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	95	99,819
Fort Bend Independent School District GO
5.00%, 08/15/22 (PSF)	200	210,188
Series A, 5.00%, 08/15/22 (PSF)	80	84,075
Fort Worth Independent School District GO, 5.00%, 02/15/22 (PSF)	385	395,176
Frisco Independent School District GO
4.00%, 08/15/22 (PSF)	40	41,633
5.00%, 08/15/22 (PSF)	165	173,440
Grand Prairie Independent School District GO, 5.00%, 02/15/22 (PSF)	225	230,959
Harris County Cultural Education Facilities Finance Corp. RB 5.00%, 10/01/22	105	110,982

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 11/15/22	$25	$26,490
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/22	340	357,392
Houston Community College System GOL, 5.00%, 02/15/22	155	159,080
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	275	282,253
Series A, 5.00%, 02/15/22 (PSF)	110	112,901
Katy Independent School District GO, Series A, 4.00%, 02/15/22 (PSF)	20	20,421
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	31,535
Series A, 5.00%, 08/15/22 (PSF)	45	47,302
Klein Independent School District GO
5.00%, 08/01/22 (PSF)	125	131,129
Series A, 5.00%, 02/01/22 (PSF)	190	194,636
Lamar Consolidated Independent School District GO, 5.00%, 02/15/22 (PSF)	315	323,343
Leander Independent School District GO
Series A, 0.00%, 08/15/22 (PSF)(a)	135	134,791
Series B, 0.00%, 08/15/22(a)	50	49,882
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	500	499,340
5.00%, 08/15/22 (PSF)	155	162,879
Series A, 4.00%, 08/15/22 (PSF)	140	145,671
Series A, 5.00%, 08/15/22 (PSF)	45	47,287
Lone Star College System GOL
5.00%, 09/15/22	215	226,756
Series B, 5.00%, 02/15/22	135	138,531
Lower Colorado River Authority RB
5.00%, 05/15/22	500	519,325
Series B, 5.00%, 05/15/22	130	135,024
Series D, 5.00%, 05/15/22	125	129,831
Mesquite Independent School District GO, Series C, 5.00%, 08/15/22 (PSF)	115	120,895
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22	120	127,247
Series B, 5.00%, 11/01/22	120	127,247
Midway Independent School District/McLennan County GO, 5.00%, 08/01/22 (PSF)	145	152,154
North Central Texas Health Facility Development Corp. RB, 5.00%, 08/15/22	20	21,010
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF)	55	57,714
5.25%, 02/01/22 (PSF)	165	169,255
North Texas Municipal Water District RB
5.00%, 06/01/22	355	369,498
6.25%, 06/01/22	85	89,350
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/22	280	294,874
North Texas Tollway Authority, Series B, 5.00%, 01/01/22	100	102,008
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/22	940	958,883
Series B, 5.00%, 01/01/22	180	183,620
Northside Independent School District GO
5.00%, 06/15/22 (PSF)	390	406,780
5.00%, 08/15/22 (PSF)	480	504,605
Series A, 5.00%, 06/01/22 (PSF)	75	78,082
Northwest Independent School District GO
5.00%, 02/15/22 (PSF)	120	123,178
Series A, 5.00%, 02/15/22 (PSF)	250	256,621
Security	Par (000)	Value

Texas (continued)
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/22	$100	$104,495
Permanent University Fund - University of Texas System RB, Series A, 5.00%, 07/01/22	100	104,514
Permanent University Fund RB - Texas A&M University System, 5.00%, 07/01/22	330	344,833
Pflugerville Independent School District GO
5.00%, 02/15/22 (PSF)	150	153,973
Series A, 5.00%, 02/15/22	300	307,946
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	60	61,576
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/22	140	147,976
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF)	630	646,686
5.00%, 08/15/22 (PSF)	100	105,126
San Antonio Water System RB
5.00%, 05/15/22	65	67,512
5.00%, 05/15/22 (ETM)	105	108,985
Series A, 5.00%, 05/15/22	435	451,813
Series A, 5.00%, 05/15/22 (ETM)	185	192,021
Series B, 5.00%, 05/15/22	200	207,730
San Jacinto College District GOL, 5.00%, 02/15/22	100	102,594
Southwest Higher Education Authority Inc. RB, Series SE, 5.00%, 10/01/22	55	58,093
Spring Branch Independent School District GOL, Series B, 5.00%, 02/01/22 (PSF)	240	245,893
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	100	105,062
5.00%, 08/15/22 (PSF)	250	262,654
State of Texas GO
5.00%, 04/01/22	115	118,760
5.00%, 10/01/22	890	941,025
Series A, 5.00%, 10/01/22	1,095	1,157,778
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	110,956
5.00%, 12/01/22	45	47,930
Tarrant Regional Water District RB, 5.00%, 09/01/22	145	152,719
Tarrant Regional Water District Water Supply System RB, 5.00%, 03/01/22	265	272,572
Texas A&M University RB
Series A, 5.00%, 05/15/22	75	77,899
Series B, 5.00%, 05/15/22	20	20,773
Series D, 5.00%, 05/15/22	265	275,242
Series E, 5.00%, 05/15/22	400	415,459
Serise C, 5.00%, 05/15/22	100	103,865
Texas State University System RB
5.00%, 03/15/22	325	334,891
Series A, 5.00%, 03/15/22	455	468,848
Texas Transportation Commission State Highway Fund RB First Series, 5.00%, 10/01/22	990	1,046,758
Series A, 5.00%, 04/01/22	300	309,809
Series A, 5.00%, 10/01/22	240	253,760
Texas Water Development Board RB
3.00%, 10/15/22	1,000	1,035,256
5.00%, 04/15/22	80	82,769
5.00%, 08/01/22	230	241,300
5.00%, 10/15/22	160	169,479
Series A, 5.00%, 04/15/22	250	258,654

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/22	$210	$220,339
Trinity River Authority RB, 5.00%, 02/01/22	135	138,253
University of Houston RB, Series A, 5.00%, 02/15/22	105	107,781
University of North Texas System RB
5.00%, 04/15/22	155	160,332
5.00%, 04/15/22 (ETM)	60	62,035
Series A, 5.00%, 04/15/22	150	155,160
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	295	310,122
Series B, 5.00%, 08/15/22	150	157,689
Series C, 5.00%, 08/15/22	415	436,273
Series E, 5.00%, 08/15/22	320	336,403
Weatherford Independent School District GO, 0.00%, 02/15/22 (PSF)(a)	115	114,925
Wylie Independent School District/TX GO, Series B, 4.00%, 08/15/22 (PSF)	165	171,753
		40,582,688
Utah — 1.1%
Alpine School District/UT GO, Series B, 5.00%, 03/15/22 (GTD)	300	309,188
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/22	140	148,026
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	170	177,609
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/22	350	362,611
Provo School District GO, 5.00%, 06/15/22 (GTD)	20	20,852
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	73,209
State of Utah GO, 5.00%, 07/01/22	400	418,093
University of Utah (The) RB
Series A, 5.00%, 08/01/22	350	367,160
Series B, 5.00%, 08/01/22	325	340,925
Utah State Building Ownership Authority RB, 5.00%, 05/15/22	835	866,798
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	735	766,454
Series A, 5.00%, 06/15/22	155	161,572
Series A, 5.25%, 06/15/22	180	188,118
		4,200,615
Vermont — 0.1%
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	325	346,160
Series 5, 5.00%, 12/01/22	60	63,906
		410,066
Virginia — 4.4%
City of Alexandria VA GO
Series A, 5.00%, 07/15/22 (SAW)	125	130,869
Series B, 4.00%, 06/15/25 (PR 06/15/22) (SAW)	1,245	1,287,494
Series B, 5.00%, 06/15/22 (SAW)	270	281,569
City of Hampton VA GO, Series B, 5.00%, 09/01/22 (SAW)	45	47,395
City of Norfolk VA GO
5.00%, 08/01/22 (SAW)	310	325,199
Series A, 5.00%, 09/01/22 (SAW)	205	215,890
City of Richmond VA GO
Series A, 5.00%, 03/01/22 (SAW)	340	349,756
Series B, 5.00%, 07/15/22	100	104,715
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/22 (SAW)	100	105,491
Security	Par (000)	Value

Virginia (continued)
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/22	$565	$588,122
Series A, 5.00%, 06/01/22 (ETM)	160	166,446
County of Fairfax VA GO
Series A, 4.00%, 10/01/22 (SAW)	275	287,641
Series A, 5.00%, 10/01/22 (SAW)	915	967,680
Series B, 4.00%, 10/01/22 (SAW)	105	109,827
Series B, 5.00%, 10/01/22 (SAW)	325	343,711
County of Henrico VA GO, 4.00%, 08/01/22	50	51,970
County of Henrico VA Water & Sewer Revenue RB, 5.00%, 05/01/22	30	31,109
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	79,935
Hampton Roads Sanitation District RB, Serise A, 5.00%, 08/01/22	250	262,335
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	785	819,989
University of Virginia RB, Series A, 5.00%, 06/01/22	125	130,137
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	47,961
Virginia College Building Authority RB
5.00%, 02/01/22	75	76,841
5.00%, 09/01/22 (ST INTERCEPT)	255	268,631
5.00%, 09/01/22 (ETM) (ST INTERCEPT)	520	547,323
5.00%, 02/01/25 (PR 02/01/23)	110	112,692
Series A, 5.00%, 02/01/22	450	461,049
Series A, 5.00%, 09/01/22 (SAW)	95	100,078
Series A, 5.00%, 09/01/22 (ETM) (SAW)	55	57,859
Series B, 5.00%, 09/01/22 (ST INTERCEPT)	65	68,467
Series B, 5.00%, 09/01/22 (ETM) (ST INTERCEPT)	35	36,820
Series B, 5.00%, 02/01/23 (PR 02/01/22)	1,000	1,024,469
Series D, 5.00%, 02/01/22	145	148,560
Series E-2, 5.00%, 02/01/22	50	51,228
Virginia Commonwealth Transportation Board, 5.00%, 09/15/22	120	126,631
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	405	420,718
5.00%, 05/15/25 (PR 05/15/23)	1,020	1,059,537
Series A, 4.50%, 03/15/22	645	662,724
Series A, 5.00%, 09/15/25 (PR 03/15/23)	510	525,563
Series B, 5.00%, 05/15/22	175	181,792
Virginia Commonwealth Transportation Board RB , 5.00%, 05/15/22	95	98,687
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/22	945	991,722
Series B, 5.00%, 08/01/22	100	104,944
Series C, 5.00%, 08/01/22	310	325,327
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	275	288,511
Series A, 5.00%, 08/01/22	50	52,457
Series A, 5.00%, 08/01/22 (SAW)	75	78,685
Series B, 5.00%, 08/01/22	360	377,687
Series B, 5.00%, 08/01/22 (SAW)	535	561,286
Series B, 5.00%, 08/01/22 (ETM)	5	5,242
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/22	40	42,293
Virginia Resources Authority RB
5.00%, 11/01/22	500	530,714
5.00%, 11/01/22 (ETM)	50	53,066

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 11/01/22	$405	$429,878
Serise S, 5.00%, 11/01/22	165	175,136
		16,781,858
Washington — 5.3%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/22	170	180,487
Central Washington University RB, 5.00%, 05/01/22	50	51,767
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	200	206,539
5.00%, 05/01/22	395	409,539
City of Seattle WA GOL
Series A, 5.00%, 04/01/22	750	774,573
Series A, 5.00%, 06/01/22	65	67,666
Series A, 5.00%, 12/01/22	100	106,566
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	535	563,480
Series A, 5.00%, 01/01/22	115	117,338
Series A, 5.00%, 05/01/22	75	77,761
Series C, 5.00%, 10/01/22	160	169,173
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/22	330	347,567
City of Tacoma WA Electric System Revenue, Series B, 5.00%, 01/01/22	135	137,728
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/22	100	102,042
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	330	351,714
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/22	135	137,745
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	155	162,971
County of King WA GO, 5.00%, 12/01/22	600	639,314
County of King WA GOL
4.00%, 12/01/22	20	21,045
5.00%, 01/01/22	100	102,033
5.25%, 01/01/22	80	81,709
Series C, 5.00%, 12/01/22	105	111,880
Series E, 5.00%, 12/01/22	120	127,863
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/22	25	25,508
Series B, 5.00%, 07/01/22	710	741,981
Series C, 4.00%, 01/01/22	100	101,622
County of Snohomish WA GOL, 5.00%, 12/01/22	140	149,212
Energy Northwest RB, Series A, 5.00%, 07/01/22	925	966,841
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/22	125	127,543
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/22	225	239,649
5.00%, 12/01/22 (GTD)	565	601,785
King County Rural Library District GO, 4.00%, 12/01/22	355	373,647
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	455	484,812
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	220	234,415
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	345	367,701
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	570	607,348
Port of Seattle WA RB
Series A, 5.00%, 08/01/22	435	456,193
Series B, 5.00%, 03/01/22	110	113,117
Security	Par (000)	Value

Washington (continued)
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	$135	$143,789
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/22	190	202,502
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	230	245,006
State of Washington COP
Series A, 5.00%, 07/01/22	150	156,742
Series B, 4.00%, 07/01/22	295	305,574
State of Washington GO
5.00%, 07/01/22	260	271,687
Series A, 5.00%, 08/01/22	100	104,903
Series A, 5.00%, 08/01/26 (PR 08/01/23)	1,750	1,835,751
Series B, 5.00%, 02/01/22	250	256,100
Series B, 5.00%, 07/01/22	495	517,250
Series B, 5.00%, 08/01/22	160	167,845
Series C, 0.00%, 06/01/22 (AMBAC)(a)	135	134,805
Series C, 5.00%, 06/01/22	40	41,634
Series C, 5.00%, 07/01/22	105	109,720
Series D, 5.00%, 02/01/22	120	122,928
Series D, 5.00%, 07/01/22	25	26,124
Series D, 5.25%, 02/01/22	100	102,564
Series F, 0.00%, 12/01/22 (NPFGC)(a)	65	64,808
Series F, 5.00%, 07/01/22	190	198,540
Series R-2012C, 4.00%, 07/01/22	480	497,205
Series R-2012D, 5.00%, 07/01/22	115	120,169
Series R-2015E, 5.00%, 07/01/22	330	344,833
Series R-2017A, 5.00%, 08/01/22	200	209,806
Series R-D, 5.00%, 08/01/22	250	262,257
Serise R-2020C, 5.00%, 07/01/22	320	334,384
State of Washington RB
Series C, 5.00%, 09/01/22	260	273,841
Series F, 5.00%, 09/01/22	495	521,350
University of Washington RB
5.00%, 04/01/22	165	170,395
Series A, 5.00%, 12/01/22	75	79,914
Series B, 5.00%, 06/01/22	100	104,092
Series C, 5.00%, 12/01/22	595	633,986
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	132,652
Washington State University RB
5.00%, 04/01/22	215	221,986
5.00%, 10/01/22	200	211,369
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	175	186,418
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	138,374
		20,091,177
West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 11/01/22	575	610,321
Serise A, 5.00%, 06/01/22	150	156,139
West Virginia Commissioner of Highways, Series A, 5.00%, 09/01/22	150	157,867
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/22	440	463,078
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/22	250	261,231

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/22	$200	$208,933
		1,857,569
Wisconsin — 3.2%
City of Madison WI GO, Series A, 4.00%, 10/01/22	100	104,585
City of Milwaukee WI GO
Series N2, 5.00%, 05/01/22	30	31,086
Series N2, 5.00%, 05/15/22	125	129,760
City of Milwaukee WI Sewerage System Revenue RB, Series S5, 5.00%, 06/01/22	260	270,462
Madison Metropolitan School District/WI GO, 4.00%, 03/01/22	95	97,177
Milwaukee County Metropolitan Sewer District GO
Series A, 4.00%, 10/01/22	110	114,977
Series A, 5.00%, 10/01/22	105	110,969
Series A, 5.25%, 10/01/22	105	111,274
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/22 (ETM)	75	77,413
Series 1, 5.00%, 06/01/22 (ETM)	125	130,056
State of Wisconsin Environmental Improvement Fund Revenue RB, Serise A, 5.00%, 06/01/22	250	260,274
State of Wisconsin GO
5.00%, 11/01/22	205	217,619
Series 1, 5.00%, 05/01/22	150	155,533
Series 1, 5.00%, 05/01/22 (ETM)	100	103,684
Series 2, 4.00%, 11/01/22	140	146,859
Series 2, 5.00%, 05/01/22	155	160,717
Series 2, 5.00%, 05/01/22 (ETM)	20	20,737
Series 2, 5.00%, 11/01/22	955	1,013,788
Series 3, 4.00%, 11/01/22	125	131,124
Series 3, 5.00%, 11/01/22	615	652,858
Series B, 5.00%, 05/01/22	75	77,766
Series D, 5.00%, 05/01/22	130	134,795
State of Wisconsin RB, Series A, 5.00%, 05/01/22	600	622,177
Wisconsin Department of Transportation RB Series 1, 5.00%, 07/01/22	465	486,034
Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	$2,790	$2,915,520
Series 1, 5.00%, 07/01/28 (PR 01/01/23)	2,000	2,089,979
Series 2, 5.00%, 07/01/22	805	841,412
Series 2, 5.00%, 07/01/23 (PR 07/01/22)	225	235,123
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	165	173,246
Series C, 5.00%, 08/15/22 (ETM)	40	42,015
Series E, 4.00%, 11/15/22	125	131,297
WPPI Energy RB, Series A, 5.00%, 07/01/22	460	479,507
		12,269,823
Total Municipal Debt Obligations — 98.7%
(Cost: $370,945,533)		375,642,863

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	227	227,235

Total Short-Term Investments — 0.1%
(Cost: $227,207)		227,235

Total Investments in Securities — 98.8%
(Cost: $371,172,740)		375,870,098

Other Assets, Less Liabilities — 1.2%		4,718,891

Net Assets — 100.0%		$380,588,989

(a)	Zero-coupon bond.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$136,680	$90,519	(a)	$—	$33	$3	$227,235	227	$48	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2021

Fair Value Measurements (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$375,642,863	$—	$375,642,863
Money Market Funds	227,235	—	—	227,235
	$227,235	$375,642,863	$—	$375,870,098

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation